Term Loans (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Components of long term debt
Net payments	$ 441,794	$ 469,573
Less: Current portion of term loans	(318,050)	(261,742)
Long-term portion term loans, net of debt discount	123,744	207,831
Term Loans [Member]
Components of long term debt
Net payments	20,389,683	15,459,369
Less: Current portion of term loans	(5,380,185)	(3,618,211)
Long-term portion term loans, net of debt discount	15,009,498	11,841,158
PNC revolving credit facility, secured by accounts receivable
Components of long term debt
Net payments
Term loan, MidMarket Capital, net of debt discount of $143,843 and $182,631 [Member]
Components of long term debt
Net payments	13,706,157	14,817,369
Convertible promissory notes, unsecured, matured in December 2012 [Member]
Components of long term debt
Net payments		27,500
Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]
Components of long term debt
Net payments		9,500
Promissory notes, unsecured, matured in October 2012 [Member]
Components of long term debt
Net payments		195,000
Promissory notes, unsecured, maturing in January 2014 [Member]
Components of long term debt
Net payments	1,725,000
18% convertible promissory note maturing in January 2013 [Member]
Components of long term debt
Net payments		210,000
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immateral, matured in March 2012 and June 2012 [Member]
Components of long term debt
Net payments		200,000
12% convertible debentures payable, net of debt discount of $6,666,476 and $0, respectively [Member]
Components of long term debt
Net payments	$ 4,958,526